CONSOLIDATED STATEMENTS OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 86,591	$ 81,859	$ 88,754
Restricted cash - Current	541	2,592	27,162
Restricted cash - Long-Term	13	12	42
Cash, cash equivalents and restricted cash	$ 87,145	$ 84,463	$ 115,958